Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Cochlear Ltd.	36,111	$5,532,499
CSL Ltd.	267,051	49,452,186
Ramsay Health Care Ltd.	103,493	3,888,252
Sonic Healthcare Ltd.	265,228	6,307,563
		65,180,500
Belgium — 0.5%
Argenx SE(a)	30,831	12,023,954
UCB SA	70,158	6,220,100
		18,244,054
Brazil — 0.1%
Rede D’Or Sao Luiz SA(b)	476,035	3,272,852

China — 0.2%
Wuxi Biologics Cayman Inc.(a)(b)	1,962,500	9,431,873

Denmark — 4.2%
Coloplast A/S, Class B	65,780	8,231,454
Genmab A/S(a)	36,399	13,793,682
Novo Nordisk A/S, Class B	893,727	144,372,390
		166,397,526
France — 2.8%
EssilorLuxottica SA	168,543	31,782,187
Eurofins Scientific SE	71,579	4,548,692
Sanofi	635,833	68,451,082
Sartorius Stedim Biotech	13,326	3,328,221
		108,110,182
Germany — 1.6%
Bayer AG, Registered	543,869	30,105,889
Fresenius Medical Care AG & Co. KGaA(c)	109,510	5,233,605
Fresenius SE & Co. KGaA	227,187	6,301,433
Merck KGaA	71,302	11,802,608
Siemens Healthineers AG(b)	156,297	8,858,184
		62,301,719
Japan — 4.6%
Astellas Pharma Inc.	1,013,475	15,093,151
Chugai Pharmaceutical Co. Ltd.	354,100	10,084,421
Daiichi Sankyo Co. Ltd.	1,075,700	34,179,570
Eisai Co. Ltd.	165,600	11,223,382
Hoya Corp.	198,100	23,705,869
M3 Inc.	239,000	5,211,301
Olympus Corp.	710,500	11,243,909
Ono Pharmaceutical Co. Ltd.	266,300	4,804,965
Otsuka Holdings Co. Ltd.	308,600	11,319,960
Shionogi & Co. Ltd.	156,100	6,584,208
Sysmex Corp.	93,600	6,411,315
Takeda Pharmaceutical Co. Ltd.	874,092	27,466,197
Terumo Corp.	413,700	13,176,200
		180,504,448
Netherlands — 0.4%
Koninklijke Philips NV	490,574	10,629,583
QIAGEN NV(a)	126,436	5,683,296
		16,312,879
South Korea — 0.2%
Celltrion Inc.	58,829	6,866,557

Spain — 0.0%
Grifols SA(a)	161,301	2,069,303
Security	Shares	Value

Sweden — 0.1%
Getinge AB, Class B	118,588	$2,080,464

Switzerland — 8.3%
Alcon Inc.	276,899	22,972,195
Lonza Group AG, Registered	41,255	24,658,630
Novartis AG, Registered	1,330,690	134,159,376
Roche Holding AG, Bearer	14,780	4,853,437
Roche Holding AG, NVS	388,939	118,809,160
Sonova Holding AG, Registered	28,522	7,610,731
Straumann Holding AG	64,481	10,484,994
		323,548,523
United Kingdom — 4.3%
AstraZeneca PLC	857,994	122,997,043
GSK PLC	2,218,440	39,316,418
Smith & Nephew PLC	488,530	7,881,610
		170,195,071
United States — 70.6%
Abbott Laboratories	961,785	104,853,801
AbbVie Inc.	975,522	131,432,079
Agilent Technologies Inc.	163,205	19,625,401
Align Technology Inc.(a)(c)	40,085	14,175,659
AmerisourceBergen Corp.	89,347	17,193,043
Amgen Inc.	295,805	65,674,626
Baxter International Inc.	277,423	12,639,392
Becton Dickinson and Co.	157,238	41,512,404
Biogen Inc.(a)	80,130	22,825,030
Bio-Rad Laboratories Inc., Class A(a)	11,975	4,539,962
Bio-Techne Corp.	86,433	7,055,526
Boston Scientific Corp.(a)	795,914	43,050,988
Bristol-Myers Squibb Co.	1,162,959	74,371,228
Cardinal Health Inc.	142,125	13,440,761
Catalent Inc.(a)	99,474	4,313,193
Centene Corp.(a)	303,462	20,468,512
Charles River Laboratories International Inc.(a)(c)	28,254	5,940,404
Cigna Group (The)	164,777	46,236,426
Cooper Companies Inc. (The)(c)	27,090	10,387,119
CVS Health Corp.	708,335	48,967,199
Danaher Corp.	367,670	88,240,800
DaVita Inc.(a)(c)	30,620	3,076,391
DENTSPLY SIRONA Inc.	119,642	4,788,073
Dexcom Inc.(a)	214,596	27,577,732
Edwards Lifesciences Corp.(a)	335,574	31,654,695
Elevance Health Inc.	131,742	58,531,653
Eli Lilly & Co.	436,179	204,559,227
GE Healthcare Inc., NVS(a)	216,417	17,581,717
Gilead Sciences Inc.	690,537	53,219,687
HCA Healthcare Inc.	114,204	34,658,630
Henry Schein Inc.(a)	74,846	6,070,011
Hologic Inc.(a)	136,020	11,013,539
Humana Inc.	68,960	30,834,085
IDEXX Laboratories Inc.(a)	45,966	23,085,504
Illumina Inc.(a)	87,526	16,410,250
Incyte Corp.(a)	101,314	6,306,797
Insulet Corp.(a)	38,383	11,067,354
Intuitive Surgical Inc.(a)	193,989	66,332,599
IQVIA Holdings Inc.(a)	102,440	23,025,439
Johnson & Johnson	1,438,602	238,117,403
Laboratory Corp. of America Holdings	48,924	11,806,829
McKesson Corp.(c)	75,538	32,278,143
Medtronic PLC	736,522	64,887,588

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Merck & Co. Inc.	1,404,709	$162,089,372
Mettler-Toledo International Inc.(a)	12,200	16,002,008
Moderna Inc.(a)	182,273	22,146,169
Molina Healthcare Inc.(a)	32,235	9,710,471
Organon & Co.	141,162	2,937,581
Pfizer Inc.	3,125,269	114,634,867
Quest Diagnostics Inc.	61,242	8,608,176
Regeneron Pharmaceuticals Inc.(a)	59,742	42,927,017
ResMed Inc.	81,050	17,709,425
Revvity Inc.	70,001	8,315,419
STERIS PLC	54,900	12,351,402
Stryker Corp.	187,033	57,061,898
Teleflex Inc.	25,665	6,211,700
Thermo Fisher Scientific Inc.	213,531	111,409,799
UnitedHealth Group Inc.	515,415	247,729,066
Universal Health Services Inc., Class B	35,451	5,593,104
Vertex Pharmaceuticals Inc.(a)	142,595	50,180,606
Viatris Inc.	662,721	6,613,956
Waters Corp.(a)(c)	32,925	8,775,829
West Pharmaceutical Services Inc.	40,731	15,578,386
Zimmer Biomet Holdings Inc.	115,775	16,856,840
Zoetis Inc.	257,095	44,274,330
		2,761,544,320
Total Common Stocks — 99.6%
(Cost: $3,464,707,875)		3,896,060,271

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	14,773	5,118,235

Total Preferred Stocks — 0.1%
(Cost: $5,278,294)		5,118,235

Total Long-Term Investments — 99.7%
(Cost: $3,469,986,169)		3,901,178,506
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	8,643,084	$8,644,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	3,950,000	3,950,000

Total Short-Term Securities — 0.3%
(Cost: $12,591,355)		12,594,813

Total Investments — 100.0%
(Cost: $3,482,577,524)		3,913,773,319

Liabilities in Excess of Other Assets — (0.0)%		(65,327)

Net Assets — 100.0%		$3,913,707,992

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,986,449	$—	$(20,338,754	)(a)	$(985)	$(1,897)	$8,644,813	8,643,084	$50,464	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,900,000	—	(1,950,000	)(a)	—	—	3,950,000	3,950,000	86,523		—
					$(985)	$(1,897)	$12,594,813		$136,987		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	94	09/15/23	$12,729	$274,590

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,764,817,172	$1,131,243,099	$—	$3,896,060,271
Preferred Stocks	—	5,118,235	—	5,118,235
Short-Term Securities
Money Market Funds	12,594,813	—	—	12,594,813
	$2,777,411,985	$1,136,361,334	$—	$3,913,773,319
Derivative Financial Instruments(a)
Assets
Equity Contracts	$274,590	$—	$—	$274,590

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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